SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash equivalents	$ 0	$ 0
Dilutive shares of common stock	5,000,000	0
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue recognized percentage	24.00%